Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Statements Of Operations
Sales, net	$ 2,141,924	$ 1,281,791	$ 5,526,276	$ 4,541,822	$ 5,893,844	$ 5,538,005
Cost of goods sold	2,239,512	1,469,709	5,971,400	4,760,389	6,577,168	5,193,445
Gross loss	(97,588)	(187,918)	(445,124)	(218,567)	(683,324)	344,560
Operating expenses
Consulting fees	65,592	211,596	285,364	497,506	767,914	680,196
Share-based compensation	168,128	787,373	798,227	1,498,905	2,046,074	1,065,288
Salaries and wages	142,216	242,585	411,663	757,739	999,968	830,677
Legal and professional	50,035	77,502	235,972	313,803	337,118	286,728
General and administrative	170,443	233,097	488,473	663,780	1,468,684	900,463
Total operating expenses	596,414	1,552,153	2,219,699	3,731,733	5,619,758	3,763,352
Loss from operations	(694,002)	(1,740,071)	(2,664,823)	(3,950,300)	(6,303,082)	(3,418,792)
Other (income) and expenses
Interest income	(39)	(383)	(215)	(1,027)	(1,103)	(2,496)
Interest expense	39,645	46,348	123,552	136,791	180,128	592,788
Other					6,392	4,043
Total other expenses, net	39,606	45,965	123,337	135,764	185,417	594,335
Loss before provision for income taxes	(733,608)	(1,786,036)	(2,788,160)	(4,086,064)	(6,488,499)	(4,013,127)
Provision for income taxes	(2,086)	(11,262)	(2,086)	(15,004)	0	0
Net loss	$ (735,694)	$ (1,797,298)	$ (2,790,246)	(4,101,068)	(6,488,499)	(4,013,127)
Premium on Series AA Preferred conversion to common shares				(2,243,410)	(2,243,410)	0
Net loss available to common shareholders	$ (735,694)	$ (1,797,298)	$ (2,790,246)	$ (6,344,478)	$ (8,731,909)	$ (4,013,127)
Basic and diluted loss per share	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.12)	$ (0.16)	$ (0.09)
Weighted average number of common shares outstanding (basic and diluted)	71,021,497	58,030,627	68,213,880	53,175,353	54,451,172	45,527,044